UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners
Variable Appreciation
Portfolio

Managed by CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks long-term appreciation of capital.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	10

Statement of operations	11

Statements of changes in net assets	12

Financial highlights	13

Notes to financial statements	15

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Variable Appreciation Portfolio   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their small- and large-cap counterparts, as the Russell Midcapvii, Russell 2000viii and Russell 1000ix Indexes returned -7.57%, -9.37% and -11.20%, respectively, during the six-month period ended June 30, 2008. From an investment style perspective, growth stocks outperformed value stocks on a relative basis, with the Russell 3000 Growthx and Russell 3000 Valuexi Indexes returning -9.04% and -13.28%, respectively.

II   Legg Mason Partners Variable Appreciation Portfolio

Performance review
For the six months ended June 30, 2008, Class I shares of Legg Mason Partners Variable Appreciation Portfolio1 returned -6.23%. The Portfolio’s unmanaged benchmark, the S&P 500 Index, returned -11.91% for the same period. The Lipper Variable Large-Cap Core Funds Category Average2 returned -11.56% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Appreciation Portfolio[1] — Class I Shares	-6.23%

S&P 500 Index	-11.91%

Lipper Variable Large-Cap Core Funds Category Average[2]	-11.56%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned -6.30% over the six months ended June 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expenses for Class I and Class II shares were 0.81% and 1.15%, respectively.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00% for Class II shares. This expense limitation may be reduced or terminated at anytime.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 207 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Appreciation Portfolio   III

Letter from the chairman continued

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the “Notes to financial statements” included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2008

IV   Legg Mason Partners Variable Appreciation Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Partners Variable Appreciation Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	(6.23)%	$1,000.00	$937.70	0.83%	$4.00

Class II	(6.30)	1,000.00	937.00	0.96	4.62

[1]	For the six months ended June 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.74	0.83%	$4.17

Class II	5.00	1,000.00	1,020.09	0.96	4.82

[1]	For the six months ended June 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2008

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
COMMON STOCKS — 91.5%

CONSUMER DISCRETIONARY — 6.0%

	Hotels, Restaurants & Leisure — 1.2%

190,600	Marcus Corp.	$2,849,470

126,000	McDonald’s Corp.	7,083,720

	Total Hotels, Restaurants & Leisure	9,933,190

	Internet & Catalog Retail — 0.6%

66,000	Amazon.com Inc.*	4,839,780

	Media — 3.9%

100,500	Cablevision Systems Corp., New York Group, Class A Shares*	2,271,300

434,640	Comcast Corp., Class A Shares	8,245,121

8,300	Gannett Co. Inc.	179,861

566,550	Time Warner Inc.	8,384,940

458,940	Walt Disney Co.	14,318,928

	Total Media	33,400,150

	Specialty Retail — 0.3%

50,000	Home Depot Inc.	1,171,000

63,000	Staples Inc.	1,496,250

	Total Specialty Retail	2,667,250

	TOTAL CONSUMER DISCRETIONARY	50,840,370

CONSUMER STAPLES — 9.8%

	Beverages — 1.0%

133,000	PepsiCo Inc.	8,457,470

	Food & Staples Retailing — 2.8%

414,870	Wal-Mart Stores Inc.	23,315,694

	Food Products — 2.8%

79,960	Cadbury PLC, ADR	4,023,587

114,000	General Mills Inc.	6,927,780

72,600	H.J. Heinz Co.	3,473,910

331,213	Kraft Foods Inc., Class A Shares	9,423,010

	Total Food Products	23,848,287

	Household Products — 3.2%

147,000	Kimberly-Clark Corp.	8,787,660

302,396	Procter & Gamble Co.	18,388,701

	Total Household Products	27,176,361

	TOTAL CONSUMER STAPLES	82,797,812

See Notes to Financial Statements.

4   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
ENERGY — 14.7%

	Energy Equipment & Services — 2.2%

256,760	Nabors Industries Ltd.*	$12,640,295

52,880	Schlumberger Ltd.	5,680,898

	Total Energy Equipment & Services	18,321,193

	Oil, Gas & Consumable Fuels — 12.5%

130,400	Anadarko Petroleum Corp.	9,759,136

51,000	BP PLC, ADR	3,548,070

149,140	Devon Energy Corp.	17,920,662

399,500	El Paso Corp.	8,685,130

82,164	EnCana Corp.	7,471,173

261,285	Exxon Mobil Corp.	23,027,047

327,152	Newfield Exploration Co.*	21,346,668

82,100	SandRidge Energy Inc.*	5,302,018

319,103	Spectra Energy Corp.	9,171,020

	Total Oil, Gas & Consumable Fuels	106,230,924

	TOTAL ENERGY	124,552,117

EXCHANGE TRADED FUND — 0.5%

48,180	SPDR Gold Trust*	4,403,652

FINANCIALS — 13.1%

	Capital Markets — 0.6%

64,950	Bank of New York Mellon Corp.	2,457,058

82,605	Merrill Lynch & Co. Inc.	2,619,405

	Total Capital Markets	5,076,463

	Commercial Banks — 0.7%

63,300	Wachovia Corp.	983,049

212,600	Wells Fargo & Co.	5,049,250

	Total Commercial Banks	6,032,299

	Consumer Finance — 0.4%

81,595	American Express Co.	3,073,684

	Diversified Financial Services — 1.1%

262,098	JPMorgan Chase & Co.	8,992,582

	Insurance — 7.0%

86,650	AFLAC Inc.	5,441,620

295	Berkshire Hathaway Inc., Class A Shares*	35,621,250

428,560	Travelers Cos. Inc.	18,599,504

	Total Insurance	59,662,374

See Notes to Financial Statements.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
	Real Estate Investment Trusts (REITs) — 1.5%

745,500	Annaly Capital Management Inc.	$11,562,705

168,220	Chimera Investment Corp.	1,515,662

	Total Real Estate Investment Trusts (REITs)	13,078,367

	Real Estate Management & Development — 0.8%

209,970	Forest City Enterprises Inc., Class A Shares	6,765,233

	Thrifts & Mortgage Finance — 1.0%

248,000	Freddie Mac	4,067,200

245,760	Hudson City Bancorp Inc.	4,099,277

	Total Thrifts & Mortgage Finance	8,166,477

	TOTAL FINANCIALS	110,847,479

HEALTH CARE — 9.0%

	Biotechnology — 0.3%

49,000	Amgen Inc.*	2,310,840

	Health Care Equipment & Supplies — 0.6%

97,500	Medtronic Inc.	5,045,625

	Health Care Providers & Services — 0.4%

131,770	UnitedHealth Group Inc.	3,458,962

	Pharmaceuticals — 7.7%

268,499	Abbott Laboratories	14,222,392

167,000	Bristol-Myers Squibb Co.	3,428,510

65,020	Eli Lilly & Co.	3,001,323

163,500	Forest Laboratories Inc.*	5,679,990

362,100	Johnson & Johnson	23,297,514

328,000	Pfizer Inc.	5,730,160

274,290	Schering-Plough Corp.	5,400,770

106,220	Wyeth	5,094,312

	Total Pharmaceuticals	65,854,971

	TOTAL HEALTH CARE	76,670,398

INDUSTRIALS — 13.5%

	Aerospace & Defense — 4.3%

137,600	Honeywell International Inc.	6,918,528

196,050	Raytheon Co.	11,033,694

297,700	United Technologies Corp.	18,368,090

	Total Aerospace & Defense	36,320,312

	Air Freight & Logistics — 1.3%

182,000	United Parcel Service Inc., Class B Shares	11,187,540

See Notes to Financial Statements.

6   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
	Commercial Services & Supplies — 2.9%

165,190	Covanta Holding Corp.*	$4,408,921

127,202	Pitney Bowes Inc.	4,337,588

424,000	Waste Management Inc.	15,989,040

	Total Commercial Services & Supplies	24,735,549

	Industrial Conglomerates — 4.4%

116,000	3M Co.	8,072,440

734,050	General Electric Co.	19,591,795

248,000	Tyco International Ltd.	9,929,920

	Total Industrial Conglomerates	37,594,155

	Machinery — 0.6%

97,470	Dover Corp.	4,714,624

	TOTAL INDUSTRIALS	114,552,180

INFORMATION TECHNOLOGY — 16.6%

	Communications Equipment — 2.9%

695,455	Cisco Systems Inc.*	16,176,284

8,778	Nortel Networks Corp.*	72,155

182,100	QUALCOMM Inc.	8,079,777

	Total Communications Equipment	24,328,216

	Computers & Peripherals — 3.5%

16,600	Apple Inc.*	2,779,504

652,270	EMC Corp.*	9,581,846

148,000	International Business Machines Corp.	17,542,440

	Total Computers & Peripherals	29,903,790

	Internet Software & Services — 3.4%

161,300	eBay Inc.*	4,408,329

20,604	Google Inc., Class A Shares*	10,846,358

272,775	VeriSign Inc.*	10,310,895

163,000	Yahoo! Inc.*	3,367,580

	Total Internet Software & Services	28,933,162

	IT Services — 1.2%

242,000	Automatic Data Processing Inc.	10,139,800

	Semiconductors & Semiconductor Equipment — 2.5%

519,735	Intel Corp.	11,163,908

673,900	LSI Corp.*	4,137,746

291,860	NVIDIA Corp.*	5,463,619

	Total Semiconductors & Semiconductor Equipment	20,765,273

See Notes to Financial Statements.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
	Software — 3.1%

681,910	Microsoft Corp.	$18,759,344

377,500	Oracle Corp.*	7,927,500

	Total Software	26,686,844

	TOTAL INFORMATION TECHNOLOGY	140,757,085

MATERIALS — 5.6%

	Chemicals — 3.9%

164,000	Cytec Industries Inc.	8,947,840

204,000	E.I. du Pont de Nemours & Co.	8,749,560

50,620	Monsanto Co.	6,400,393

147,000	PPG Industries Inc.	8,433,390

	Total Chemicals	32,531,183

	Metals & Mining — 1.2%

166,500	Alcoa Inc.	5,930,730

37,700	Freeport-McMoRan Copper & Gold Inc., Class B Shares	4,418,063

	Total Metals & Mining	10,348,793

	Paper & Forest Products — 0.5%

82,000	Weyerhaeuser Co.	4,193,480

	TOTAL MATERIALS	47,073,456

TELECOMMUNICATION SERVICES — 2.2%

	Diversified Telecommunication Services — 2.2%

380,300	AT&T Inc.	12,812,307

160,500	Verizon Communications Inc.	5,681,700

	TOTAL TELECOMMUNICATION SERVICES	18,494,007

UTILITIES — 0.5%

	Electric Utilities — 0.5%

244,500	Duke Energy Corp.	4,249,410

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $627,283,198)	775,237,966

See Notes to Financial Statements.

8   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 8.5%

	Repurchase Agreement — 8.5%

$72,287,000	Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/30/08 with Greenwich Capital Markets Inc., 2.500% due 7/1/08; Proceeds at maturity — $72,292,020; (Fully collateralized by various U.S. government agency obligations, 2.465% to 7.250% due 10/15/08 to 1/15/30; Market value — $73,732,829) (Cost — $72,287,000)	$72,287,000

	TOTAL INVESTMENTS — 100.0% (Cost — $699,570,198#)	847,524,966

	Liabilities in Excess of Other Assets — 0.0%	(122,600)

	TOTAL NET ASSETS — 100.0%	$847,402,366

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   9

Statement of assets and liabilities (unaudited)
June 30, 2008

ASSETS:

Investments, at value (Cost — $699,570,198)	$847,524,966

Cash	444

Receivable for securities sold	1,073,721

Dividends and interest receivable	992,177

Receivable for Portfolio shares sold	77,014

Prepaid expenses	698

Total Assets	849,669,020

LIABILITIES:

Payable for Portfolio shares repurchased	895,315

Payable for securities purchased	600,548

Investment management fee payable	501,793

Shareholder reports payable	219,292

Trustees’ fees payable	29,037

Distribution fees payable	3,497

Accrued expenses	17,172

Total Liabilities	2,266,654

TOTAL NET ASSETS	$847,402,366

NET ASSETS:

Par value (Note 7)	$356

Paid-in capital in excess of par value	681,498,605

Undistributed net investment income	5,292,855

Accumulated net realized gain on investments and futures contracts	12,655,782

Net unrealized appreciation on investments	147,954,768

TOTAL NET ASSETS	$847,402,366

Shares Outstanding:

Class I	34,479,633

Class II	1,130,037

Net Asset Value:

Class I	$23.80

Class II	$23.84

See Notes to Financial Statements.

10   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends	$8,315,443

Interest	882,926

Less: Foreign taxes withheld	(16,475)

Total Investment Income	9,181,894

EXPENSES:

Investment management fee (Note 3)	3,143,263

Shareholder reports (Note 5)	560,908

Legal fees	40,069

Distribution fees (Notes 3 and 5)	37,174

Trustees’ fees	24,987

Audit and tax	23,222

Insurance	8,286

Custody fees	4,175

Transfer agent fees (Note 5)	162

Miscellaneous expenses	3,008

Total Expenses	3,845,254

Less: Fee waivers and/or expense reimbursements (Notes 3 and 5)	(38,343)

Net Expenses	3,806,911

NET INVESTMENT INCOME	5,374,983

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	17,279,385

Futures contracts	(409,877)

Net Realized Gain	16,869,508

Change in Net Unrealized Appreciation/Depreciation From Investments	(81,960,655)

Net Loss on Investments and Futures Contracts	(65,091,147)

DECREASE IN NET ASSETS FROM OPERATIONS	$(59,716,164)

See Notes to Financial Statements.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$5,374,983	$10,389,060

Net realized gain	16,869,508	106,660,075

Change in net unrealized appreciation/depreciation	(81,960,655)	(39,789,634)

Increase (Decrease) in Net Assets From Operations	(59,716,164)	77,259,501

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(300,025)	(10,500,021)

Net realized gains	(32,696,399)	(81,712,106)

Decrease in Net Assets From Distributions to Shareholders	(32,996,424)	(92,212,127)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	10,754,221	58,233,060

Reinvestment of distributions	32,996,424	92,212,046

Cost of shares repurchased	(96,954,006)	(178,932,106)

Net assets of shares issued in connection with merger (Note 8)	—	125,817,351

Increase (Decrease) in Net Assets From Portfolio Share Transactions	(53,203,361)	97,330,351

INCREASE (DECREASE) IN NET ASSETS	(145,915,949)	82,377,725

NET ASSETS:

Beginning of period	993,318,315	910,940,590

End of period*	$847,402,366	$993,318,315

* Includes undistributed net investment income of:	$5,292,855	$217,897

See Notes to Financial Statements.

12   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES	2008[1,2]	2007[2]	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$26.36	$26.75	$24.23	$23.43	$21.77	$17.58

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.15	0.30	0.30	0.21	0.25	0.14

Net realized and unrealized gain (loss)	(1.75)	1.96	3.28	0.80	1.66	4.18

Total income (loss) from operations	(1.60)	2.26	3.58	1.01	1.91	4.32

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.30)	(0.29)	(0.21)	(0.25)	(0.13)

Net realized gains	(0.95)	(2.35)	(0.77)	—	—	—

Total distributions	(0.96)	(2.65)	(1.06)	(0.21)	(0.25)	(0.13)

NET ASSET VALUE, END OF PERIOD	$23.80	$26.36	$26.75	$24.23	$23.43	$21.77

Total return[3]	(6.23)%	8.42%	14.80%	4.29%	8.79%	24.56%

NET ASSETS, END OF PERIOD (MILLIONS)	$820	$961	$911	$899	$852	$730

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.83%[4]	0.73%[5]	0.73%[5]	0.72%	0.75%	0.77%

Net expenses	0.83 [4]	0.73 [5]	0.72 [5,6]	0.72	0.75 [6]	0.77

Net investment income	1.19 [4]	1.07	1.10	0.86	1.14	0.73

PORTFOLIO TURNOVER RATE	19%	45%	35%	51%	41%	41%

[1]	For the six months ended June 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for less than one year are not annualized.

[4]	Annualized.

[5]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.73% for the year ended December 31, 2007 and 0.71% and 0.70%, respectively, for the year ended December 31, 2006.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$26.42	$28.30

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.13	0.06

Net realized and unrealized gain (loss)	(1.75)	0.40

Total income (loss) from operations	(1.62)	0.46

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.23)

Net realized gains	(0.95)	(2.11)

Total distributions	(0.96)	(2.34)

NET ASSET VALUE, END OF PERIOD	$23.84	$26.42

Total return[4]	(6.30)%	1.57%

NET ASSETS, END OF PERIOD (MILLIONS)	$27	$32

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.21%	1.07%

Net expenses[5,6,7]	0.96	0.97

Net investment income[5]	1.06	1.65

PORTFOLIO TURNOVER RATE	19%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2008 (unaudited).

[3]	For the period November 9, 2007 (inception date) to December 31, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principals (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(b) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   15

Notes to financial statements (unaudited) continued

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, in vesting in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest

16   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   17

Notes to financial statements (unaudited) continued

2.	Investment valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	JUNE 30, 2008	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$847,524,966	$775,237,966	$72,287,000	—

18   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

MANAGEMENT
AVERAGE DAILY NET ASSETS	FEE RATE
Up to $250 million	0.750%

Next $250 million	0.700

Next $500 million	0.650

Next $1 billion	0.600

Next $1 billion	0.550

Over $3 billion	0.500

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Portfolio.

During the six months ended June 30, 2008, the Portfolio had a voluntary expense limitation in place of 1.00% for Class II shares.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the voluntary expense cap.

During the six months ended June 30, 2008, the Portfolio was reimbursed for expenses in the amount of $23,473.

Legg Mason Investor Services, LLC, (“LMIS”) a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   19

Notes to financial statements (unaudited) continued

The Portfolio had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Portfolio and any payments made pursuant to the Plan will be made from the Portfolio’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2008, the Portfolio had accrued $5,367 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4.	Investments
During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$160,890,383

Sales	243,190,247

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$180,781,978

Gross unrealized depreciation	(32,827,210)

Net unrealized appreciation	$147,954,768

5.	Class specific expenses
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with the respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of Class II shares. There is no distribution fee incurred by the Portfolio’s Class I shares. Distribution fees are accrued daily and paid monthly.

During the six months ended June 30, 2008, LMIS waived a portion of their distribution fees for the Portfolio, resulting in a waiver of $14,870. The distribution plan fee waiver can be terminated at any time.

20   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$112	$523,598

Class II	$37,174	50	37,310

Total	$37,174	$162	$560,908

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
Net Investment Income:
Class I	$292,380	$10,240,394

Class II*	7,645	259,627

Total	$300,025	$10,500,021

Net Realized Gains:
Class I	$31,657,136	$79,305,135

Class II*	1,039,263	2,406,971

Total	$32,696,399	$81,712,106

*For the period November 9, 2007 (inception date) to December 31, 2007.

7.	Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

Transactions in shares of each Class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	410,645	$10,466,052	2,082,926	$58,225,784

Shares issued on reinvestment	1,288,287	31,949,516	3,353,651	89,545,448

Shares repurchased	(3,666,703)	(93,016,802)	(6,357,562)	(177,711,977)

Shares issued with merger	—	—	3,319,511	92,613,496

Net increase (decrease)	(1,967,771)	$(50,601,234)	2,398,526	$62,672,751

Class II*
Shares sold	11,115	$288,169	265	$7,276

Shares issued on reinvestment	42,129	1,046,908	100,173	2,666,598

Shares repurchased	(153,474)	(3,937,204)	(43,359)	(1,220,129)

Shares issued with merger	—	—	1,173,188	33,203,855

Net increase (decrease)	(100,230)	$(2,602,127)	1,230,267	$34,657,600

*For the period November 9, 2007 (inception date) to December 31, 2007.

8.	Transfer of net assets

On April 27, 2007, the Portfolio acquired the assets and certain liabilities of Legg Mason Partners Investment Series — Legg Mason Variable Growth and Income Portfolio and Legg Mason Partners Variable Portfolios II — Legg Mason Partners Growth and Income Portfolio (collectively, the “Acquired Portfolios”), pursuant to a plan of reorganization approved by shareholders of the Acquired Portfolios on October 19, 2006. Total shares issued by the Portfolio and the total net assets of the Acquired Portfolios on the date of the transfer were as follows:

	SHARES ISSUED	TOTAL NET ASSETS OF THE
ACQUIRED PORTFOLIO	BY THE PORTFOLIO	ACQUIRED PORTFOLIO
Legg Mason Partners Investment Series — Legg Mason Partners Variable Growth and Income Portfolio	2,939,028	$81,998,109

Legg Mason Partners Variable Portfolios II — Legg Mason Partners Variable Growth and Income Portfolio	380,483	10,615,387

Total net assets of the Portfolio before the reorganization were $920,880,888.

The total net assets of Legg Mason Partners Investment Series — Legg Mason Partners Variable Growth and Income Portfolio and Legg Mason Partners Variable Portfolios II — Legg Mason Partners Variable Growth and Income Portfolio before acquisition included unrealized appreciation of $18,130,804 and $2,698,117, respectively, and accumulated net realized loss of $1,578,668 and

22   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

$40,144, respectively. In addition, the total net assets of Legg Mason Partners Variable Portfolios II — Legg Mason Partners Variable Growth and Income Portfolio included accumulated net investment loss of $2,353. The total net assets of the Portfolio immediately after the transfer were $1,013,494,384. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On November 9, 2007, the Portfolio acquired the assets and certain liabilities of Legg Mason Partners Variable Equity Trust — Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value (the “Acquired Portfolio”), pursuant to a plan of reorganization approved by shareholders of the Acquired Portfolio on October 24, 2007. Total shares issued by the Portfolio and the total net assets of the Acquired Portfolio on the date of the transfer were as follows:

	SHARES ISSUED	TOTAL NET ASSETS OF THE
ACQUIRED PORTFOLIO	BY THE PORTFOLIO	ACQUIRED PORTFOLIO
Legg Mason Partners Variable Equity Trust — Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value	1,173,188	$33,203,855

Total net assets of the Portfolio before the reorganization were $965,239,733.

The total net assets of Legg Mason Partners Variable Equity Trust — Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value before acquisition included unrealized appreciation of $5,307,317. Total net assets of the Portfolio immediately after the transfer were $998,443,588. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   23

Notes to financial statements (unaudited) continued

Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply

24   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on

Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11.	Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

26   Legg Mason Partners Variable Appreciation Portfolio 2008 Semi-Annual Report

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Legg Mason Partners Variable
Appreciation Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Appreciation Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Appreciation Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010087 8/08 SR08-625

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1)  Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 28, 2008

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust

Date: August 28, 2008